Related Party Transactions (Details) - USD ($)											2 Months Ended	6 Months Ended	12 Months Ended
	Jul. 24, 2024	May 06, 2024	Mar. 07, 2024	Nov. 13, 2023	May 11, 2023	Feb. 15, 2023	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023	May 05, 2022	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 15, 2024	Nov. 15, 2023
Related Party Transactions [Line Items]
Referral fee (in Shares)										1,800,000
Accounts payable										$ 900,000	$ 4,795,208	$ 8,603,000	$ 4,795,208	$ 1,218,054
Owes fee											762,000		762,000
Aggregate purchase price				$ 100,198			$ 179,000	$ 179,000	$ 179,000
Aggregate principal amount											$ 179,000		$ 179,000
Accruing interest													15.00%
Exercise price (in Dollars per share)													$ 1
Price per share (in Dollars per share)											$ 10.95		$ 10.95
Extinguishment amount				2,280,437
Fair value amount													$ 203,100
Initial cash amount							25,000
Monthly payments							8,000
Agreement amount paid							12,000
Stock price						$ 250,000	150,000
Shares issued (in Shares)						30,000
Cash paid											$ 3,505,454	$ 3,063,748	$ 3,505,454	$ 2,016,315
Share of common stock (in Shares)											90,000		90,000
Monthly payment						$ 22,000
Cash paid		$ 100,000
Remaining cash	$ 50,000
Shares issued
Cash proceeds													$ 350,000
Loan interest rate												15.00%		0.50%
Referral fee										$ 1,800,000
Referral fee percentage										2.00%
Owes fee											762,000	$ 607,000	762,000
Notes payable							$ 179,000	$ 179,000			$ 15,000,000	15,000,000	$ 15,000,000
Exercise price (in Dollars per share)															$ 11.5
Remaining amount paid	50,000
Shares issued (in Shares)					4,115,597
Stock-based compensation expenses			$ 573,568									1,189,968
Promissory Notes [Member]
Related Party Transactions [Line Items]
Aggregate principal amount												$ 179,000
Predecessor [Member]
Related Party Transactions [Line Items]
Loan interest rate														0.50%
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)							60,000
Initial award shares (in Shares)							30,000
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Share of common stock (in Shares)						60,000
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party										$ 900,000
Cash proceeds														$ 4,000,000
Related Party [Member] | Predecessor [Member]
Related Party Transactions [Line Items]
Cash proceeds														$ 4,000,000
Dante Caravaggio [Member]
Related Party Transactions [Line Items]
Extinguishment amount				$ 101,204
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Monthly payments						$ 22,000
Shares issued (in Shares)						264,000
Cash paid		100,000				$ 50,000
Cash paid		$ 50,000
Initial award shares (in Shares)						60,000
Awards issued						$ 264,000
Remaining amount paid	$ 50,000
Alexandria [Member]
Related Party Transactions [Line Items]
Accounts payable										$ 900,000
Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Cash paid						$ 50,000
Mr. Orr [Member]
Related Party Transactions [Line Items]
Cash paid							$ 25,000
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination percentage										2.00%
Restricted Stock Units (RSUs) [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)						60,000	60,000					30,000
Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Notes payable									$ 179,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)											5,537,009	5,537,009	5,537,009	5,235,131
Exercise price (in Dollars per share)													$ 11.5
Price per share (in Dollars per share)				$ 5												$ 6.77
Share of common stock (in Shares)											10,000		10,000
Exercise price (in Dollars per share)												$ 11.5
Shares issued (in Shares)		150,000
Stock-based compensation expenses		$ 360,000
Class A Common Stock [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)				20,040
Shares issued											$ 346
Issuance of shares (in Shares)											3,457,813
Class A Common Stock [Member] | RMH Ltd. [Member]
Related Party Transactions [Line Items]
Shares issued						$ 150,000
Class A Common Stock [Member] | Alexandria [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)										89,000
Issuance of shares (in Shares)										89,000
Class A Common Stock [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)											179,000		179,000
Warrants to purchase of shares (in Shares)												179,000
Class A Common Stock [Member] | Dante Caravaggio, LLC [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)											30,000		30,000